PRIVATE PLACEMENT (Details) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2020
Class of Warrant or Right, Numbers Issued	10,933,333	10,933,333
Proceeds from Issuance of Warrants		$ 16,400,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 11.50
Private placement warrant
Class of Warrant or Right, Numbers Issued		10,933,333
Class of Warrant or Right, Per Warrant		$ 1.50